Income Taxes - Significant Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Equity compensation	$ 84
Accrued liabilities		$ 519
Research tax credits	135	161
Lease obligation	206
Other	72	60
Net operating losses	14,502	10,624
Total deferred tax assets	14,999	11,364
Deferred tax liabilities:
Right of use asset	206
Total deferred tax liabilities	206	0
Valuation allowance	14,793	11,364	$ 5,972
Net deferred tax assets	$ 0	$ 0